Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,456,000
Previously Paid Amount	0.00
Total Fee Amount	214.91
Total Offset Amount	0.00
Net Fee	214.91
Narrative - Max Aggregate Offering Price	$ 1,456,000
Final Prospectus	true